REVENUE AND OTHER INCOME	6 Months Ended
Jun. 30, 2024
Revenue And Other Income
REVENUE AND OTHER INCOME

5. REVENUE AND OTHER INCOME

a)	Revenue comprises the fair value of the consideration received or receivable for the sale of goods.

An analysis of the Company’s revenue and other income is as follows:

	For the six months ended June 30,
	2024	2023
	USD’000	USD’000
Revenues
Continuing operations
Business management and consulting	-	477
Livestreaming ecommerce	43,462	44,159

Discontinued operations
Sale of tiles (Note 18)	-	390

Total revenues	43,462	45,026

Other income
Continuing operations
Interest income	213	77
Government grant	-	45
Tax subsidy	438	120
Loan forgiveness	-	167

Discontinued operations
Other income (Note 18)	-	825
Total other income	651	1,234

b)	Segment reporting

The Company identifies operating segments and prepares segment information based on the regular internal financial information reported to the Chief Executive Officer and executive directors, who are the Company’s chief operating decision makers for their decisions about the allocation of resources to the Company’s business components and for their review of the performance of those components.

All of the Company’s operations are considered by the chief operating decision makers to be aggregated into three reportable operating segments: 1) the provision of livestreaming ecommerce industry which was acquired as part of a strategic transformation towards trending technology businesses in China to mitigate the challenging conditions in the real estate market in China, and associated industries like the Company’s legacy ceramic tile business, (2) business management and consulting; and (3) the manufacture and sale of standard to high-end ceramic tiles, which was disposed by the Company in April 2023. Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the Company’s chief operating decision makers in deciding how to allocate resources and in assessing performance.

The business of the Company is engaged entirely in the PRC. The Chief Executive Officer and executive directors regularly review the Company’s business as one geographical segment.

The following table shows the Company’s operations by business segment for the six months ended June 30, 2024 and 2023.

	For the six months ended June 30,
	2024	2023
	USD’000	USD’000
Revenues
Discontinued operations
Sales of tile products	-	390
Continuing operations
Consulting income / software	-	477
Livestreaming ecommerce	43,462	44,159
Total revenues	43,462	45,026

Cost of revenues
Discontinued operations
Sales of tile products	-	1,091
Continuing operations
Consulting income / software	65	1,177
Livestreaming ecommerce	39,904	36,647
Total cost of revenues	39,969	38,915

Operating costs and expenses
Discontinued operations
Sales of tile products	-	468
Continuing operations
Consulting income / software	139	373
Livestreaming ecommerce	3,641	7,676
Other	6,750	4,639
Total operating costs and expenses	10,530	13,156

Bad debt expense (reversal)
Discontinued operations
Sales of tile products	-	144
Continuing operations
Consulting income / software	-	-
Livestreaming ecommerce	-
Total bad debt expense		144

Other expenses
Discontinued operations
Sales of tile products	-
Continuing operations
Consulting income / software	-	-
Livestreaming ecommerce	139	-
Total other expenses	139	-

Other income
Discontinued operations
Sales of tile products	-	825
Continuing operations
Consulting income / software	-	11
Livestreaming ecommerce	446	154
Other	205	244
Total other income	651	1,234

Loss from operations
Sales of tile products	-	(200)
Consulting income / software	(212)	(1,062)
Livestreaming ecommerce	224	(11)
Other	(6,537)	(4,394)
Loss from operations	(6,525)	(5,667)

	As of June 30, 2024	As of December 31, 2023
	USD’000	USD’000
Segment assets
Ceramic tile products	-	-
Consulting income/software	13,535	7,231
Livestreaming ecommerce	3,692	1,903
Others	10,937	7,980
Total assets	28,164	17,114